Share-based payment - Summary of Options at Different Exercise Price (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	8,826,000	10,710,000	13,394,000	15,000,000
Exercise price 8.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	0
Exercise price 50.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	982,000
Exercise price 98.06 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	5,777,000
Exercise price 118.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	2,067,000